Stockholders' Equity (Details) - USD ($) $ / shares in Units, $ in Thousands																	1 Months Ended																12 Months Ended
	Jun. 14, 2021	Jun. 01, 2021	May 12, 2021	Feb. 11, 2021	Jan. 14, 2021	Jan. 11, 2021	Dec. 17, 2020	Nov. 19, 2020	Nov. 16, 2020	Nov. 13, 2020	Nov. 02, 2020	Oct. 12, 2020	Aug. 13, 2020	Aug. 05, 2020	Dec. 09, 2019	Nov. 12, 2019	May 28, 2021	May 25, 2021	May 24, 2021	May 21, 2021	May 20, 2021	May 17, 2021	Apr. 19, 2021	Mar. 22, 2021	Dec. 31, 2020	Dec. 28, 2020	Dec. 17, 2020	Nov. 19, 2020	Nov. 16, 2020	Nov. 02, 2020	Jul. 24, 2020	Jul. 23, 2020	Dec. 31, 2020	Jun. 30, 2021	Mar. 23, 2021	Jan. 21, 2021	Jan. 12, 2021	Oct. 05, 2020	Jun. 26, 2020
Stockholders' Equity (Details) [Line Items]
Accrued interest			$ 2	$ 4	$ 4	$ 1						$ 1,671							$ 11								$ 4,104	$ 159	$ 30,323	$ 288
Shares of common stock (in Shares)	14,275	15,559	44,202	16,713	38,303											5,000,000,000	57,837	62,138	54,407	54,386	50,611	48,316	40,861
Fair market value	$ 70	$ 39	$ 103	$ 216	$ 64												$ 164	$ 249	$ 322	$ 280	$ 171	$ 85	$ 62														$ 20
Principal amount		20	60	55		$ 7	$ 45,000	$ 45,000	$ 10,000		$ 50,000	$ 50,000					70	80	$ 15	70	65	65			$ 23,100	$ 38,100	45,000	$ 45,000	$ 10,000	$ 50,000			$ 23,100				$ 7,383
Shares issued (in Shares)						7,448		32,256	28,802		23,947	18,454							11,647						22,000	36,286		32,256	28,802	23,947			22,000	10,838	2,849
Principal amount																			$ 70				$ 40
Reverse stock split, description																								As a result of the reverse stock split, the following changes have occurred (i) every seven thousand shares of common stock have been combined into one share of common stock; (ii) the number of shares of common stock underlying each common stock option or common stock warrant have been proportionately decreased on a 7,000-for-1 basis, and the exercise price of each such outstanding stock option and common warrant has been proportionately increased on a 7,000-for-1 basis. Accordingly, all option numbers, share numbers, warrant numbers, share prices, warrant prices, exercise prices and losses per share have been adjusted within these consolidated financial statements, on a retroactive basis, to reflect this 7,000-for-1 reverse stock split.
Increase in authorized shares of common stock (in Shares)																2,000,000,000
Common stock, par value (in Dollars per share)																																						$ 0.0001
Common stock activity, description																																	At the effective time of the Merger, each share of common stock of Samsara, $0.0001 par value, was converted into the right to receive 0.065 shares of the Company’s common stock, such that the shareholders of Samsara Delaware were issued new shares of the Company representing approximately 80% of the issued and outstanding shares of the Company’s common stock following the completion of the Merger. The exchange rate was determined through arms’-length negotiations between the Company and Samsara Delaware. Immediately after the Merger, assuming the issuance of all of the merger consideration, there were approximately3,236,851,080 shares of Common Stock outstanding, of which (i) the former stockholders of Samsara Delaware owned 2,589,506,080 shares, representing approximately 80% of the outstanding shares of Common Stock; and (ii) the Company’s stockholders immediately prior to the Merger own 92,478 shares, representing approximately 20% of the outstanding shares of Common Stock.
Securities Purchase Agreement [Member]
Stockholders' Equity (Details) [Line Items]
Accrued interest			2	3,496	3,625							$ 1,671	$ 481	$ 753													4,104	$ 159			$ 22,684
Shares of common stock (in Shares)																			47,247
Fair market value																			$ 281
Principal amount		$ 20	$ 60	$ 55,000	$ 50,000		$ 45,000	$ 45,000	$ 10,000		$ 50,000	$ 50,000	$ 75,000	$ 75,000	$ 200,000		$ 70	$ 80	$ 70	$ 70	$ 65	$ 65					$ 45,000	$ 45,000	$ 10,000	$ 50,000	$ 50,000								$ 67
Shares issued (in Shares)		15,559	44,202	16,713	38,303		35,074	32,256	28,802		23,947	18,454	21,522	21,644	9,988		57,837	62,138	54,407	54,386	50,611	48,316					35,074	32,256	28,802	23,947	12,979
Issuance of common stock (in Shares)																32,738
Gross consideration																$ 500,000
Minimum [Member]
Stockholders' Equity (Details) [Line Items]
Increase in authorized shares of common stock (in Shares)																																						5,000,000,000
Maximum [Member]
Stockholders' Equity (Details) [Line Items]
Increase in authorized shares of common stock (in Shares)																																						7,500,000,000
Convertible Promissory Note [Member]
Stockholders' Equity (Details) [Line Items]
Accrued interest																			$ 10
Shares of common stock (in Shares)																			11,647
Principal amount																			$ 50						$ 23,100								$ 23,100
Shares issued (in Shares)																			47,247
Fair market value																			$ 68
Second Convertible Promissory Note [Member]
Stockholders' Equity (Details) [Line Items]
Accrued interest				$ 3,496	$ 3,625		$ 4,104	$ 159	$ 30,323	$ 23,000	$ 288	$ 1,671
Shares of common stock (in Shares)				16,713			35,074	32,256	28,802	28,572	23,947	18,454	21,552	21,644											22,000	36,286						12,979
Fair market value				$ 216	64																															$ 20
Principal amount				$ 55,000	$ 50,000		$ 45,000	$ 45,000	$ 10,000	$ 200,000	$ 50,000	$ 50,000	$ 75,000	$ 75,000											$ 23,100	$ 38,100	$ 45,000	$ 45,000	$ 10,000	$ 50,000			$ 23,100			$ 7,383
Shares issued (in Shares)					38,303																														2,849
Unpaid interest																																$ 72,000
First Convertible Promissory Note [Member]
Stockholders' Equity (Details) [Line Items]
Shares of common stock (in Shares)															9,988
Principal amount															$ 210,000